UNITED STATES
              SECURITIES AND EXCHANGE COMMISSION
                    WASHINGTON, D.C.  20549

                          FORM 13F

                   FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2005

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	 Lafayette Investments, Inc.
Address: 17830 New Hampshire Avenue
	 Suite 103
	 Ashton, MD  20861

13F File Number:  028-11053

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.



Person Signing this Report on Behalf of Reporting Manager:

Name:	Lawrence Judge
Title:	Vice President
Phone:	301-570-1250
Signature, Place, and Date of Signing:

    Lawrence Judge	Ashton, MD    February 6, 2006


Report Type (Check only one.):

[X]	    13F HOLDINGS REPORT.

[ ]	    13F NOTICE.

[ ]	    13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

		    FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		67

Form 13F Information Table Value Total:		108,020



List of Other Included Managers:

NONE

					 	Value 	 Shares/ 	Sh/Put/	Invstmt	Other	VOTING AUTHORITY
Name of Issuer	Title of Class	Cusip	 	(x1000)	 Prn Amt 	PrnCall	Dscretn	Mgrs	Sole	Shared	None
Albertsons Inc Com	COM	013104-10-4	397	18575		SH		Sole			18575
Alerus Finl Corp Com	COM	01446u-10-3	264	9512		SH		Sole			9512
Alico Inc		COM	016230-10-4	290	6422		SH		Sole			6422
Alleghany Corp		COM	017175-10-0	1987	6996		SH		Sole			6996
Allergan		COM	018490-10-2	648	6000		SH		Sole			6000
Allied Cap Corp New Com	COM	01903Q-10-8	2749	93594		SH		Sole			93594
Allstate Corp		COM	020002-10-1	279	5163		SH		Sole			5163
Altria Group Inc.	COM	02209s-10-3	284	3800		SH		Sole			3800
Andersons Inc Com	COM	034164-10-3	467	10829		SH		Sole			10829
Anheuser Busch Cos Inc	COM	035229-10-3	4082	95013		SH		Sole			95013
Archstone Smith Tr Com	COM	039583-10-9	645	15405		SH		Sole			15405
At&T Inc		COM	00206r-10-2	215	8789		SH		Sole			8789
ADP Inc			COM	053015-10-3	1888	41122		SH		Sole			41122
Bank Of Amer Corp	COM	060505-10-4	425	9212		SH		Sole			9212
BB&T Corp		COM	054937-10-7	258	6158		SH		Sole			6158
Beckman Coulter		COM	075811-10-9	238	4184		SH		Sole			4184
Bell South Corp		COM	079860-10-2	402	14852		SH		Sole			14852
Berkshire Hathaway Cl A	COM	084670-10-8	709	8		SH		Sole			8
Berkshire Hathaway Cl B	COM	084670-20-7	8533	2907		SH		Sole			2907
BP Amoco P L C Spns Adr	COM	055622-10-4	229	3568		SH		Sole			3568
Carramerica Rlty Corp	COM	144418-10-0	731	21100		SH		Sole			21100
Citigroup Inc		COM	172967-10-1	969	19967		SH		Sole			19967
Columbia Equity Tr Inc 	COM	197627-10-2	199	12350		SH		Sole			12350
Costco Wholesale Corp	COM	22160k-10-5	201	4062		SH		Sole			4062
Dover Corp Com		COM	260003-10-8	581	14358		SH		Sole			14358
Dover Motorsports Inc	COM	260174-10-7	494	80802		SH		Sole			80802
Ethan Allen Intrs Com	COM	297602-10-4	510	13950		SH		Sole			13950
Exxon Mobil Corp	COM	30231g-10-2	2525	44956		SH		Sole			44956
Farmer Bros Corp	COM	307675-10-8	1638	84680		SH		Sole			84680
Farmers & Merchnts Bk	COM	308243-10-4	355	62		SH		Sole			62
First Natl Bk Alaska	COM	32112J-10-6	2075	937		SH		Sole			937
General Electric Corp	COM	369604-10-3	954	27222		SH		Sole			27222
Genuine Parts Co Com	COM	372460-10-5	3452	78590		SH		Sole			78590
Gladstone Capital Corp	COM	376535-10-0	2407	112565		SH		Sole			112565
Glaxo Holdings Plc	COM	37733w-10-5	2486	49250		SH		Sole			49250
Hasbro Inc Com		COM	418056-10-7	3783	187454		SH		Sole			187454
IHOP Corp Com		COM	449623-10-7	757	16136		SH		Sole			16136
Intntl Speedway Cl A	COM	460335-20-1	3176	66309		SH		Sole			66309
Johnson & Johnson	COM	478160-10-4	843	14035		SH		Sole			14035
Kaydon Corp Com		COM	486587-10-8	1216	37833		SH		Sole			37833
Knight Ridder Inc Com	COM	499040-10-3	2907	45922		SH		Sole			45922
Leucadia National Corp	COM	527288-10-4	2209	46547		SH		Sole			46547
Markel Corp Com		COM	570535-10-4	8005	25247		SH		Sole			25247
Marsh & McLennan Cos 	COM	571748-10-2	2591	81592		SH		Sole			81592
Martin Marietta Matls	COM	573284-10-6	1598	20834		SH		Sole			20834
McDonalds Corp		COM	580135-10-1	336	9950		SH		Sole			9950
Mercantile Bankshares	COM	587405-10-1	2640	46770		SH		Sole			46770
MStanley Dean Witter Co	COM	617446-44-8	282	4969		SH		Sole			4969
Nestle Sa-Adr Repstg	ADR	641069-40-6	695	9300		SH		Sole			9300
Norfolk Southern Corp	COM	655844-10-8	3009	67114		SH		Sole			67114
Paychex Inc		COM	704326-10-7	512	13438		SH		Sole			13438
Pepsico Inc		COM	713448-10-8	274	4644		SH		Sole			4644
Plum Creek Timber 	COM	729251-10-8	3013	83583		SH		Sole			83583
Procter & Gamble Co	COM	742718-10-9	287	4950		SH		Sole			4950
Provident Finl Svcs Inc	COM	74386T-10-5	877	47375		SH		Sole			47375
Royal Dutch Shell Cl A	COM	780257-80-4	986	16032		SH		Sole			16032
Sandy Spring Bancorp	COM	800363-10-3	1880	53897		SH		Sole			53897
Suntrust Bks Inc Com	COM	867914-10-3	209	2867		SH		Sole			2867
V F Corp Com		COM	918204-10-8	3155	57010		SH		Sole			57010
Verizon Commcations Com	COM	92343v-10-4	368	12221		SH		Sole			12221
Wal Mart Stores Inc Com	COM	931142-10-3	4006	85601		SH		Sole			85601
Walt Disney Holding Co	COM	254687-10-6	3998	166795		SH		Sole			166795
Washington Mutual Ins.	COM	939322-10-3	3706	85202		SH		Sole			85202
Washington Post Co Cl B	COM	939640-10-8	4097	5355		SH		Sole			5355
Washington RlEst Inv Tr	COM	939653-10-1	270	8888		SH		Sole			8888
Wells Fargo & Co (new)	COM	949746-10-1	1184	18850		SH		Sole			18850
Wyeth			COM	983024-10-0	585	12700		SH		Sole			12700

Totals